Note 20 - Deferred Income Tax - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	$ (225,680)	$ (181,606)
Deferred tax liabilities to be settled after 12 months	336,982	379,039
Later than one year [member]
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	(538,274)	(452,330)
Deferred tax liabilities to be settled after 12 months	$ 766,852	$ 739,670